Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA PARTNERS, INC.

VY® Invesco Comstock Portfolio

(the "Portfolio")

Supplement dated February 16, 2021

to the Portfolio's Adviser Class, Initial Class, Class R6, Service Class and Service 2 Class

Prospectus and related Summary Prospectus, each dated May 1, 2020

(each a "Prospectus" and collectively the "Prospectuses")

On January 14, 2021, the Board of Directors of Voya Partners, Inc. approved modifications with respect to the Portfolio's expense limits effective January 1, 2021.

Effective immediately, the Portfolio's Prospectus is revised as follows:

1.    The section entitled "Annual Portfolio Operating Expenses" in the summary section of the Portfolio's

Prospectuses is deleted and replaced with the following:

Annual Portfolio Operating Expenses1

Expenses you pay each year as a % of the value of your investment

1

2

Class		ADV	I	R6	S	S2
Management Fees	%	0.70	0.70	0.70	0.70	0.70
Distribution and/or Shareholder Services (12b-1)%		0.50	None	None	0.25	0.40
Fees
Other Expenses	%	0.11	0.11	0.05	0.11	0.11
Total Annual Fund Operating Expenses	%	1.31	0.81	0.75	1.06	1.21
Waivers and Reimbursements2%		(0.11)	(0.11)	(0.05)	(0.11)	(0.11)
Total Annual Fund Operating Expenses After Waivers	%	1.20	0.70	0.70	0.95	1.10
and Reimbursements

Expense information has been restated to reflect current contractual rates.

The adviser is contractually obligated to limit expenses to 1.20%, 0.70%, 0.70%, 0.95%, and 1.10% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Portfolio's board.

2.    The table in the section entitled "Expense Example" in the summary section of the Portfolio's

Prospectuses is deleted and replaced with the following:

Class	1YR	3 Yrs	5 Yrs	10 Yrs
ADV	$122	404	708	1,569
I	$72	248	439	991
R6	$72	235	412	926
S	$97	326	574	1,284
S2	$112	373	654	1,456

VY(R) Invesco Comstock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA PARTNERS, INC.

VY® Invesco Comstock Portfolio

(the "Portfolio")

Supplement dated February 16, 2021

to the Portfolio's Adviser Class, Initial Class, Class R6, Service Class and Service 2 Class

Prospectus and related Summary Prospectus, each dated May 1, 2020

(each a "Prospectus" and collectively the "Prospectuses")

On January 14, 2021, the Board of Directors of Voya Partners, Inc. approved modifications with respect to the Portfolio's expense limits effective January 1, 2021.

Effective immediately, the Portfolio's Prospectus is revised as follows:

1.    The section entitled "Annual Portfolio Operating Expenses" in the summary section of the Portfolio's

Prospectuses is deleted and replaced with the following:

Annual Portfolio Operating Expenses1

Expenses you pay each year as a % of the value of your investment

1

2

Class		ADV	I	R6	S	S2
Management Fees	%	0.70	0.70	0.70	0.70	0.70
Distribution and/or Shareholder Services (12b-1)%		0.50	None	None	0.25	0.40
Fees
Other Expenses	%	0.11	0.11	0.05	0.11	0.11
Total Annual Fund Operating Expenses	%	1.31	0.81	0.75	1.06	1.21
Waivers and Reimbursements2%		(0.11)	(0.11)	(0.05)	(0.11)	(0.11)
Total Annual Fund Operating Expenses After Waivers	%	1.20	0.70	0.70	0.95	1.10
and Reimbursements

Expense information has been restated to reflect current contractual rates.

The adviser is contractually obligated to limit expenses to 1.20%, 0.70%, 0.70%, 0.95%, and 1.10% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Portfolio's board.

2.    The table in the section entitled "Expense Example" in the summary section of the Portfolio's

Prospectuses is deleted and replaced with the following:

Class	1YR	3 Yrs	5 Yrs	10 Yrs
ADV	$122	404	708	1,569
I	$72	248	439	991
R6	$72	235	412	926
S	$97	326	574	1,284
S2	$112	373	654	1,456

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
VY(R) Invesco Comstock Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.20%	[1]
1YR	rr_ExpenseExampleYear01	$ 122
3 Yrs	rr_ExpenseExampleYear03	404
5 Yrs	rr_ExpenseExampleYear05	708
10 Yrs	rr_ExpenseExampleYear10	1,569
1YR	rr_ExpenseExampleNoRedemptionYear01	122
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	404
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	708
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,569
VY(R) Invesco Comstock Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.70%	[1]
1YR	rr_ExpenseExampleYear01	$ 72
3 Yrs	rr_ExpenseExampleYear03	248
5 Yrs	rr_ExpenseExampleYear05	439
10 Yrs	rr_ExpenseExampleYear10	991
1YR	rr_ExpenseExampleNoRedemptionYear01	72
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	248
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	439
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 991
VY(R) Invesco Comstock Portfolio | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.70%	[1]
1YR	rr_ExpenseExampleYear01	$ 72
3 Yrs	rr_ExpenseExampleYear03	235
5 Yrs	rr_ExpenseExampleYear05	412
10 Yrs	rr_ExpenseExampleYear10	926
1YR	rr_ExpenseExampleNoRedemptionYear01	72
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	235
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	412
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 926
VY(R) Invesco Comstock Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.95%	[1]
1YR	rr_ExpenseExampleYear01	$ 97
3 Yrs	rr_ExpenseExampleYear03	326
5 Yrs	rr_ExpenseExampleYear05	574
10 Yrs	rr_ExpenseExampleYear10	1,284
1YR	rr_ExpenseExampleNoRedemptionYear01	97
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	326
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	574
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,284
VY(R) Invesco Comstock Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.10%	[1]
1YR	rr_ExpenseExampleYear01	$ 112
3 Yrs	rr_ExpenseExampleYear03	373
5 Yrs	rr_ExpenseExampleYear05	654
10 Yrs	rr_ExpenseExampleYear10	1,456
1YR	rr_ExpenseExampleNoRedemptionYear01	112
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	373
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	654
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,456

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.20%, 0.70%, 0.70%, 0.95%, and 1.10% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Portfolio's board.